INCOME TAX - NOL expiration (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 CNY (¥)
INCOME TAX
2024	¥ 10,484,902	$ 1,476,768
2025	19,617,124	2,763,014
2026	32,533,742	4,582,282
2027	27,137,905	3,822,294
2028	34,868,363	4,911,106
Total	¥ 124,642,036	$ 17,555,464	¥ 133,600,000